Employee benefits (Tables)	12 Months Ended
Jun. 30, 2022
1 year or less [member]
Statement [line items]
Summary of provisions

	2022	2021
	A$’000	A$’000

Current Liabilities
Employee benefits	166	229

Non-Current Liabilities
Employee benefits	202	—
Long service leave	117	55

	485	284